Investment Strategy	May 01, 2026
Impax Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Large Cap Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of S&P 500 Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

Under normal market conditions, the Large Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the S&P 500 Index as measured by market capitalization. As of December 31, 2025, the S&P 500 Index included companies with market capitalizations ranging from approximately $5.818 billion to $4,531 billion.

The Large Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of Corporate Resilience factors that the Fund’s Adviser has determined are financially material. The Fund may take significant positions in one or more sectors, including the information technology sector. The Large Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry. The portfolio managers currently expect that the Fund typically will hold between 30 and 60 securities positions.

The Large Cap Fund may invest up to 45% of its assets in securities of non-US issuers, including American Depositary Receipts (“ADRs”). The Large Cap Fund may invest no more than 25% of its assets in securities of non-US issuers other than ADRs. The Large Cap Fund’s investments in securities of non-US issuers may include investments in emerging markets.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Small Cap Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Russell 2000 Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of December 31, 2025, the Russell 2000 Index included companies with market capitalizations from approximately $5 million to $31.292 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of Corporate Resilience factors that the Fund’s Adviser has determined are financially material. The Fund may take significant positions in one or more sectors, including the financial services sector. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Moreover, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-US issuers, including American Depositary Receipts (“ADRs”). The Small Cap Fund may invest no more than 25% of its assets in securities of non-US issuers other than ADRs. The Small Cap Fund’s investments in securities of non-US issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax US Sustainable Economy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The US Sustainable Economy Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Russell 1000 Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization US equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and American Depository Receipts (ADRs).

The Fund employs a systematic investment strategy that integrates proprietary and external tools and metrics in the portfolio construction process. The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks. The Fund may take significant positions in one or more sectors, including the information technology sector.

The Fund’s investment team also utilizes the Impax Systematic Corporate Resilience Score, integrating proprietary analysis that considers governance structures, the management of material environmental and social risks, climate risks, human capital management, and controversies. Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Opportunities Fund follows a sustainable investing approach, investing in companies that the Sub-Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI ACWI Index companies.

The Fund utilizes the Impax Sustainability Lens, a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Sub-Adviser believes present attractive opportunities and lower risks.

Under normal market conditions, the Global Opportunities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy – the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well positioned to benefit from or avoid the risks associated with this transition.

Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Opportunities Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar. The Adviser and Sub-Adviser currently expect that the Fund typically will hold between 35 and 45 securities positions.

The Global Opportunities Fund’s Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of Corporate Resilience factors that the Fund’s Sub-Adviser has determined are financially material. The Global Opportunities Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Opportunities Fund seeks to invest in companies with sustainable competitive advantages, track records of consistent returns on investment, and where the Fund’s Sub-Adviser believes a company’s attractive, bottom-up financial characteristics and long-term opportunities are not reflected in its share price.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax Global Environmental Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Environmental Markets Fund follows a sustainable investing approach, investing in companies that the Sub-Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI ACWI Index companies.

Under normal market conditions, the Global Environmental Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture.

Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar.

The Global Environmental Markets Fund’s Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of Corporate Resilience factors that the Fund’s Sub-Adviser has determined are financially material. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and countries improve their environmental performance, and seeks to avoid investing in companies with significant environmental problems or worsening environmental profiles.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Global Environmental Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture.
Impax International Sustainable Economy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Sustainable Economy Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI EAFE Index companies.

Under normal market conditions, the Fund invests more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-US developed markets, including American Depository Receipts, Global Depository Receipts and Euro Depository Receipts. The Fund may take significant positions in one or more non-US developed markets, including the Asia and Pacific region and the European Union. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the U.S. dollar.

The Fund employs a systematic investment strategy that integrates proprietary and external tools and metrics in the portfolio construction process. The Fund incorporates the Impax Sustainability Lens, a tool utilized by the Adviser to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, enabling the investment team to construct a portfolio weighted towards companies that the Adviser believes present attractive opportunities and lower risks.

The Fund’s investment team also utilizes the Impax Systematic Corporate Resilience Score, integrating proprietary analysis (formerly known as Impax Systematic ESG Score) that considers governance structures, the management of material environmental and social risks, climate risks, human capital management, and controversies.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-US developed markets, including American Depository Receipts, Global Depository Receipts and Euro Depository Receipts. The Fund may take significant positions in one or more non-US developed markets, including the Asia and Pacific region and the European Union. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the U.S. dollar.
Impax Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Core Bond Fund follows a sustainable investing approach, investing in companies and issuers that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary issuer resilience (“Issuer Resilience”) (formerly known as “ESG”) analysis that considers governance structures, climate risks, human capital indicators, and controversies (such analysis, “Issuer Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of Bloomberg US Aggregate Bond Index companies.

Under normal market conditions, the Core Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality. The Fund also may have a small allocation of high yield bonds, also commonly known as

“junk bonds” (rated BB+ or lower by Standard & Poor’s Ratings Group or Ba1 or lower by Moody’s Investors Service or unrated and determined by the Adviser to be of comparable quality). Although the Fund is not constrained with respect to duration, it seeks to maintain an average duration within .50 years of the duration of the Bloomberg US Aggregate Bond Index, which had a duration of 5.91 years as of December 31, 2025.

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security’s return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level.

The Core Bond Fund may invest up to 45% of its assets in securities of non-US issuers, including emerging market investments.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Issuer Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The High Yield Bond Fund follows a sustainable investing approach, investing in companies and issuers that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary issuer resilience (“Issuer Resilience”) (formerly known as “ESG”) analysis that considers governance structures, climate risks, human capital indicators, and controversies (such analysis, “Issuer Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of ICE BofA Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index companies.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.” The Fund may invest in securities of any maturity. The High Yield Bond Fund may, on a short-term basis pending longer term investment, invest in exchange traded funds that invest primarily in high-yield securities. The High Yield Bond Fund treats these short-term investments as high-yield, fixed income securities for purposes of its 80% policy.

In determining which securities to buy for the High Yield Bond Fund, the portfolio managers seek to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio managers generally perform fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-US issuers, including investments in emerging markets.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Issuer Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.

Impax Sustainable Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Sustainable Allocation Fund follows a sustainable investing approach, using a multi-asset allocation process to invest in underlying Impax funds which in turn invest in companies and issuers that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating a proprietary corporate and issuer resilience (“Corporate/Issuer Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate/Issuer Resilience Analysis”) into portfolio construction and manage portfolios within certain risk parameters (e.g., sector and regional exposure) relative to the underlying funds’ benchmark indices.

The Sustainable Allocation Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. Under normal market conditions, the Sustainable Allocation Fund expects to invest (indirectly through the use of Underlying Funds) approximately 50–75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25–50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

The Sustainable Allocation Fund’s multi-asset strategy is designed to achieve lower volatility by combining complementary investment approaches. Allocation of assets among Underlying Funds is based on such factors as prudent diversification principles, the Adviser’s general market outlooks (both domestic and global), historical performance, valuations and other economic factors. The Adviser may periodically adjust asset allocations to favor those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective. The Adviser may periodically adjust the Fund’s asset allocations at any time without notice to shareholders and without shareholder approval.

With respect to the fixed income portion of the portfolio, the Sustainable Allocation Fund may, through Underlying Funds, be indirectly invested in (i) securities issued by the US government, its agencies and instrumentalities, (ii) corporate bonds and asset-backed securities of all types (including mortgage-backed securities), and (iii) securities of foreign issuers. The Fund may indirectly hold fixed income securities of any rating, including junk bonds (e.g., securities rated lower than BBB- by Standard & Poor’s Ratings Group or Baa3 by Moody’s Investors Service or unrated securities of comparable quality as determined by the Adviser), though it is not currently anticipated that the Fund will indirectly hold more than 20% of its assets in junk bonds. The Fund may invest in securities of any maturity. The Underlying Funds to be utilized for the fixed income portion of the Fund may include, but are not limited to, Impax Core Bond Fund, Impax High Yield Bond Fund and Impax US Sustainable Economy Fund.

With respect to the equity portion of its investment portfolio, the Fund may, through Underlying Funds, be indirectly invested in securities of companies with any market capitalization. The Underlying Funds to be utilized for the equity portion of the Fund may include, but are not limited to, Impax Large Cap Fund, Impax Small Cap Fund, Impax Global Opportunities Fund, Impax Global Environmental Markets Fund, Impax Global Women’s Leadership Fund and Impax International Sustainable Economy Fund.

The Sustainable Allocation Fund’s portfolio managers use both qualitative analysis and quantitative techniques when allocating the Sustainable Allocation Fund’s assets between equity securities and debt securities.

The Sustainable Allocation Fund may, through Underlying Funds, indirectly invest up to 45% of its assets in securities of non-US issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may indirectly invest no more than 25% of its assets in securities of non-US issuers other than ADRs.

The Sustainable Allocation Fund may also, for cash management purposes, invest in unaffiliated exchange-traded funds (“ETFs”) pending reinvestment of such assets in Underlying Funds.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For additional information on Corporate/Issuer Resilience criteria, please turn to “Sustainable Investing—Corporate and Issuer Resilience (formerly “ESG”) Criteria” on page 119.